Annual Fund Operating Expenses	Apr. 30, 2025
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.73%	[1]
Fee Waiver or Reimbursement	(0.83%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.73%	[1]
Fee Waiver or Reimbursement	(0.83%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND | GABELLI GLOBAL CONTENT & CONNECTIVITY FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.48%	[1]
Fee Waiver or Reimbursement	(0.58%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
The Gabelli Global Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.48%	[2]
Fee Waiver or Reimbursement	(0.58%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.48%	[2]
Fee Waiver or Reimbursement	(0.58%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
The Gabelli Global Growth Fund | The Gabelli Global Growth Fund CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.23%	[2]
Fee Waiver or Reimbursement	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
GABELLI INTERNATIONAL SMALL CAP FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.10%
Expenses (as a percentage of Assets)	4.35%	[3]
Fee Waiver or Reimbursement	(3.43%)	[3]
Net Expenses (as a percentage of Assets)	0.92%
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.10%
Expenses (as a percentage of Assets)	4.35%	[3]
Fee Waiver or Reimbursement	(3.43%)	[3]
Net Expenses (as a percentage of Assets)	0.92%
GABELLI INTERNATIONAL SMALL CAP FUND | GABELLI INTERNATIONAL SMALL CAP FUND CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.10%
Expenses (as a percentage of Assets)	4.10%	[3]
Fee Waiver or Reimbursement	(3.18%)	[3]
Net Expenses (as a percentage of Assets)	0.92%
The Gabelli Global Rising Income and Dividend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.61%	[4]
Fee Waiver or Reimbursement	(0.71%)	[4]
Net Expenses (as a percentage of Assets)	0.90%
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.61%	[4]
Fee Waiver or Reimbursement	(0.71%)	[4]
Net Expenses (as a percentage of Assets)	0.90%
The Gabelli Global Rising Income and Dividend Fund | The Gabelli Global Rising Income and Dividend Fund CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.36%	[4]
Fee Waiver or Reimbursement	(0.46%)	[4]
Net Expenses (as a percentage of Assets)	0.90%
Gabelli Global Mini Mites Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS AAA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.37%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.63%	[5]
Fee Waiver or Reimbursement	(1.72%)	[5]
Net Expenses (as a percentage of Assets)	0.91%
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.37%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.63%	[5]
Fee Waiver or Reimbursement	(1.72%)	[5]
Net Expenses (as a percentage of Assets)	0.91%
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund CLASS I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.37%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.38%	[5]
Fee Waiver or Reimbursement	(1.47%)	[5]
Net Expenses (as a percentage of Assets)	0.91%

[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Content & Connectivity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Global Content & Connectivity Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Content & Connectivity Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2026, and may be terminated only by the Board of Directors of the Corporation (the “Board”) before such time. The Global Content & Connectivity Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Global Content & Connectivity Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.
[2]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Growth Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Global Growth Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Growth Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2026, and may be terminated only by the Board of Directors of the Corporation (the “Board”) before such time. The Global Growth Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Global Growth Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.
[3]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the International Small Cap Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the International Small Cap Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the International Small Cap Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2026, and may be terminated only by the Board of Directors of the Corporation (the “Board”) before such time. The International Small Cap Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the International Small Cap Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.
[4]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the GRID Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the GRID Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the GRID Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2026, and may be terminated only by the Board of Directors of the Corporation (the “Board”) before such time. The GRID Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the GRID Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.
[5]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Mini Mites Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90% for all classes of shares. Under this same arrangement, the Global Mini Mites Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Mini Mites Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 0.90% for the applicable class of shares, after giving effect to the repayments. This arrangement is in effect through April 30, 2026, and may be terminated only by the Board of Directors of the Corporation before such time. The Global Mini Mites Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Global Mini Mites Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.